Loans Payable	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Loans Payable
13.	LOANS PAYABLE
Short-term Loans
Short-term loans as of December 31, 2021 and 2022 amounted to RMB
4.2
 billion and RMB
5.3
 billion (US$
775
 million), respectively, which consisted of RMB denominated borrowings made by the Company’s subsidiaries from financial institutions in mainland China and were repayable within one year. The total outstanding balance of iQIYI’s short-term loans as of December 31, 2021 and 2022 amounted to RMB
4.1
 billion and RMB
3.3
 billion (US$
485
 million), respectively. In 2022, Baidu Core borrowed RMB
2.0
 billion (US$
290
 million)
one-year
loan for its general working capital purposes.
As of December 31, 2021 and 2022, the repayments of primarily all of the iQIYI’s short-term loans are guaranteed by subsidiaries of iQIYI and either collateralized by an office building of one of iQIYI’s VIEs with a carrying amount of RMB
535

million and RMB
522

million (US$
76
 million) respectively
, or
restricted cash balances totaling US$
5
 million and nil, respectively. Certain of iQIYI’s outstanding short-term loan agreements contain financial and other covenants, which depend on the financial position or performance of iQIYI’s subsidiaries, VIEs and VIEs’ subsidiaries. One of the iQIYI’s VIEs did not satisfy certain financial covenants for 2022, based on which the commercial bank has the right to suspend the issuance of credit lines, and/or cause all outstanding amounts totaling RMB
600

million (US$
87
 million) with
original maturity dates in 2023 to be due and repayable immediately. On February 6, 2023, the commercial bank has waived its right to demand immediate repayment. Therefore, this did not constitute an Event of Default with respect to the convertible senior notes as of December 31, 2022 (Note 15).
As of December 31, 2021 and 2022, the weighted average interest rates for the outstanding borrowings were approximately 4.80% and 3.42%, respectively, and the aggregate amounts of unused lines of credit for short-term loans were RMB2.8 billion and RMB2.6 billion (US$383 million), respectively.

Structured payable arrangements
In 2020, 2021 and 2022, iQIYI entered into structured payable arrangements with banks or other financial institutions (“factoring arrangements”). Under the factoring arrangements, the suppliers’ receivables collection process was accelerated through selling its receivables from iQIYI to the banks or other financial institutions at a discount. For the years ended December 31, 2020, 2021 and 2022, iQIYI was legally obligated to pay the banks or other financial institutions RMB396 million, RMB1.1 billion and RMB1.5 billion (US$217 million), respectively, which will mature within one year.
As a result of the factoring arrangements, the payment terms of the iQIYI’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from banks or other financial institutions. The proceeds from borrowings from banks or other financial institutions is a financing activity and is reported as “Proceeds from short-term loans” on the consolidated statements of cash flows. As of December 31, 2021 and 2022, the outstanding borrowings from the factoring arrangements were RMB750 million and RMB755 million (US$109 million), respectively, which are
repayable within one year and are included in “Short-term loans” on the consolidated balance sheets.
Long-term Loans
Baidu
In June 2016, the Company entered into a five-year term revolving facility agreement with a group of 21 arrangers, pursuant to which the Company is entitled to borrow an unsecured
U.S. dollars
denominated floating rate loan of US$1.0 billion with a term of five years and to borrow an unsecured
U.S. dollars
denominated revolving loan of US$1.0 billion for five years. The facility was priced at 110 basis points over LIBOR and is intended for the general working capital of the Company. In June 2016, the Company drew down two tranches of US$250 million each under the facility commitment. In November 2016, the Company drew down two tranches of US$250 million each under the facility commitment. In connection with the drawdowns, the Company entered into four interest rate swap agreements, pursuant to which the loans would be settled with a fixed annual interest rate of 2.11%, 2.10%, 2.78% and 2.78% respectively, during the respective term of the loans. The loan was fully repaid in 2021.
In April 2021, the Company
entered into
a five-year US$3.0 billion term and revolving facilities agreement with a group of 22 arrangers. The facilities consist of a US$1.5 billion five-year bullet maturity term loan and a US$1.5 billion five-year revolving facility. The facility was priced at 85 basis points over LIBOR and is intended for the general corporate purposes. In June 2021, the Company drew down US$1.5 billion term loan and US$500 million revolving loan under the facility commitment. In connection with the drawdowns, the Company entered into two interest rate swap agreements, pursuant to which the loans would be settled with a fixed annual interest rate of 1.71% and 1.72%, during the respective term of the loans.
The total outstanding borrowings were RMB12.6 billion and RMB13.7 billion (US$2.0 billion) as of December 31, 2021 and 2022.
The interest rate swap agreements met the definition of derivatives in accordance with ASC 815 and designated as cash flow hedge to hedge the variability of cash flows in the interest payments associated with its variable-rate debt. The derivatives related to the interest rate swap agreements are accounted for at fair value and included in “Other non-current
assets” on the consolidated balance sheets (Note 26). As long as the derivative remain highly effective, the Company records the changes in fair value of the derivative instrument in other comprehensive income (loss) as described in Note 21. The gross notional amounts of derivatives designated as hedging instruments was US$2.0 billion

and US$2.0
billion

as of December 31, 2021 and 2022, respectively.
iQIYI
In July 2021 and November 2021, iQIYI entered into a series of transactions (“reverse factoring arrangement”) in order to re-finance
certain payables due to its suppliers. In the reverse factoring arrangement, iQIYI’s suppliers sold certain receivables due from iQIYI (the “2021 factored receivables”) amounting to RMB232 million and RMB634 million, respectively, to the financial institutions at a discount. The 2021 factored receivables were recorded as accounts payable in iQIYI’s consolidated balance sheets. The 2021 factored receivables were further transferred to a securitization vehicle and used to securitize debt securities issued to third-party investors with a stated interest of 5.5% and 4.5% for gross proceeds of RMB200 million and RMB570 million, respectively. Concurrently, iQIYI also entered into an agreement with the financial institutions to extend the repayment of the underlying payables to mirror the repayment terms for the corresponding asset-backed debt securities which mature in July 2022 and November 2022, respectively. Under such arrangement, the payable obligation between iQIYI and the suppliers was considered settled and iQIYI was legally obligated to pay the financial institutions thereafter. As the 2021 factored receivables were purchased by the financial institutions using the proceeds raised from issuance of the asset-backed debt securities and used to factor the suppler invoices to securitize the debt securities, the factored receivables are viewed as collateral for raising loans through the issuance of the corresponding asset-backed debt securities. The borrowings have an effective interest rate of 8.40% and 8.26%, respectively.
The securitization vehicle was designed by iQIYI with the sole purpose to acquire receivable balances from iQIYI’s suppliers in order to securitize the senior asset-backed securities with guaranteed returns sold to third-party investors. iQIYI has a variable interest in the securitization vehicle through its interest in the subordinated asset-backed securities issued by the securitization vehicle which bear the residual loss. As a result, iQIYI considers itself the primary beneficiary and consolidates the securitization vehicle given iQIYI has (i) the power to govern the activities that most significantly impact its economic performance, and (ii) is obligated to absorb losses that could potentially be significant to the securitization vehicle.
As a result of the series of transactions described above, the payment terms of iQIYI’s original trade payables were substantially modified and considered extinguished as the nature of the original liability has changed from that of a trade payable to loan borrowings from third-party investors. The proceeds from borrowings from third-party investors is a financing activity and reported as “Proceeds from long-term loans and borrowings from third party investors, net of issuance costs” or “Proceeds from short-term loans” on the consolidated statements of cash flows depending on its maturities.
RMB
200
million (US$
29
million) and RMB
570
million (US$
83
million) of 2021 asset-backed debt securities w
ere
repaid when
they
became due in July 2022 and November 2022. The 2021 asset-backed debt securities were fully repaid as of December 31, 2022. As of December 31, 2021 and 2022, the outstanding borrowings from asset-backed debt securities in “Short-term loans” in the consolidated balance sheets were RMB
763
million and
nil
, respectively.